Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
Property and Equipment, Net
9.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Leasehold improvements	305,955	353,322
Electronic equipment	32,213	50,290
Machinery	15,562	22,103
Office furniture and equipment	3,818	10,719
Vehicles	4,311	4,317
Construction in progress	2,779	60
Total	364,638	440,811
Less: accumulated depreciation	(79,341)	(183,145)
Less: impairment charges	-	(12,352)
Property and equipment, net	285,297	245,314

The Group recorded depreciation expense of RMB 13,010, RMB 74,551 and RMB 130,666 for the years ended December 31, 2019, 2020 and 2021, respectively.

The accumulated impairment loss was RMB 12,352 as of December 31, 2021, which was mainly due to impairment for leasehold improvement for certain offline stores planned to close in first quarter of 2022. No impairment was recorded for the years ended December 31, 2019 and 2020.